Components of Income Tax Benefit (Expense) by Taxing Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (1)	$ 1,108
Deferred	1,672	41
Total income tax benefit (expense)	1,671	1,149
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Current		1,108
Total income tax benefit (expense)		1,108
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current	(1)
Deferred	1,672	41
Total income tax benefit (expense)	$ 1,671	$ 41